Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Cash and cash equivalents	$ 598,203	$ 552,467
Accounts receivable	26,116	50,582
Sales tax receivable	18,584	31,680
Prepaid expenses and deposits	64,990	186,979
Inventory	1,026,660	931,877
Total current assets	1,734,553	1,753,585
Property and equipment, net	142,010	2,632,505
Right-of-use assets	1,431,101	1,960,483
Intangible assets	3,098,339	3,098,339
Licenses	0	108,583
Total assets	6,406,003	9,553,495
Current
Accounts payable and accrued liabilities	6,466,518	5,774,417
Income taxes payable	112,655	75,588
Contract liability	35,860	53,927
Lease liability	317,182	435,276
Convertible debentures	1,190,768	1,176,856
Promissory notes payable	1,025,247	1,620,273
Mortgage payable	0	35,856
Total current liabilities	9,148,230	9,172,193
Mortgage payable	0	906,344
Contract liability	0	36,049
Lease liabilities	2,462,773	2,035,922
Total liabilities	11,611,003	12,150,508
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	30,583,325	30,475,107
Contributed surplus	8,036,990	8,036,990
Accumulated deficit	(44,478,202)	(41,787,524)
Accumulated other comprehensive income	51,999	(24,563)
Total shareholders' equity (deficiency) attributable to CordovaCann Corp.	(5,805,888)	(3,299,990)
Non-controlling interests	600,888	702,977
Total equity	(5,205,000)	(2,597,013)
Total liabilities and shareholders' equity	$ 6,406,003	$ 9,553,495